Related Party Transactions - Summary of Fund Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 278,138	₩ 462,888	₩ 255,302
Borrowings	31,916
Repayments	771	15,964	20,304
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Repayments		15,964	20,304
Studio Discovery Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			3,000
KT Young Entrepreneurs DNA Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		8,400	3,600
KT-Smart Factory Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			2,800
KT-CKP New Media Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(109)
K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		424,957	195,011
Gyeonggi-KT Yoojin Superman Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			1,000
Hyundai Robotics Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			₩ 50,000
Pacific Professional Investors Private Investment Real Estate Investment LLC No.55 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		11,000
Mastern KT MultiFamily Real Estate Private Equity Investment Fund 1 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		6,055
KT-IBKC future investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(5,700)
Other [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	93,478	₩ 18,176
Megazone Cloud Corporation [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	130,001
Borrowings	30,000
IBK KT Emerging Digital Industry Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	10,800
Mastern KT MultiFamily Real Estate Private Equity Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	18,859
IGIS No. 4681 General Private Real Estate Investment Company [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	25,000
KRealty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Borrowings	1,916
Repayments	₩ 771